Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

April 29, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Legg Mason Partners Corporate Bond Fund (formerly known as Legg Mason Partners Investment Grade Bond Fund), Legg Mason Partners Global High Yield Bond Fund, Legg Mason Partners Government Securities Fund and Legg Mason Partners Short-Term Bond Fund (formerly known as Legg Mason Partners Short-Term Investment Grade Bond Fund))

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 131 to the registration statement for the Trust (the “Amendment”) relating solely to Legg Mason Partners Corporate Bond Fund (formerly known as Legg Mason Partners Investment Grade Bond Fund), Legg Mason Partners Global High Yield Bond Fund, Legg Mason Partners Government Securities Fund and Legg Mason Partners Short-Term Bond Fund (formerly known as Legg Mason Partners Short-Term Investment Grade Bond Fund) (the “Funds”), each a series of the Trust, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on April 30, 2009, for the purpose of including the financial statements of the Funds and for making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call the undersigned at (617) 951-8029 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Michelle R. Cirillo
Michelle R. Cirillo